CONVERTIBLE NOTE PAYABLE	9 Months Ended
Sep. 30, 2014
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

On April 4, 2014, the Company entered into the Initial Debentures with the Investors in the aggregate principal amount of $543,479 for a purchase price of $500,000 (8% original issue discount) (“RM-DC Note”). The holder is guaranteed interest at the rate of 12% and the notes have a maturity date of April 4, 2015. The Company is obligated to make amortization payments beginning on the six month anniversary of the issuance date of the Debentures and continuing monthly thereafter. The Debentures are convertible into shares of common stock of the Company at any time at the discretion of the Investors at a conversion price equal to the lesser of: (i) $0.10 per share or (ii) 70% of the lowest traded price per share of the common stock during the twenty five (25) trading days prior to the date of conversion.

For the nine months ended September 30, 2014, the Company recorded a debt discount of $452,703, as result of the embedded conversion feature being a financial derivative, for proceeds received. The company also recorded a debt discount of $63,482, as result of the 8% original issue discount and $20,000 in fees related to fees paid to the investors.

The discounts on the Debentures are amortized by the Company through interest expense over the life of the notes. During the nine months ended September 30, 2014, the Company recorded $133,598 amortization of the debt discount on the notes.

On September 24, 2014, the Company completed an offering by entering into a Securities Purchase Agreement (the “Securities Purchase Agreement”), with Macallan Partners for an aggregate principal amount of $105,000 for a purchase price with a 5% original discount and $8,000 in deferred financing costs-broker fees in the form of a convertible note (“MP Note”).

The MP Note earns an interest rate equal to 8% per annum and matures on September 30, 2015. This Note may be prepaid in whole or in part. Any amount of principal or interest on this MP Note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid and a penalty of 50%. The MP Note is redeemable for 125%–150% at various intervals.

The MP Note is convertible any time after 120 days after issuance, and the Purchaser has the right to convert the MP Note into shares of the Company's common stock at a conversion price equal to the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice. If conversion shares are not deliverable by DWAC then an additional 5% discount will apply to the conversion price. If the shares are ineligible for deposit into the DTC system for any reason and only eligible for “X clearing” then an additional 10% discount will apply to the conversion price. The conversion price is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions and any issuances of securities below the Conversion Price (a dilutive reset).

For the nine months ended September 30, 2014, the Company recorded a debt discount of $100,000, as result of the embedded conversion feature being a financial derivative. The Company also recorded a debt discount of $5,000 as result of the 5% original issue discount. The Company determined that the fair value of the conversion feature was $196,408 at the issuance date. The fair value of the conversion feature in excess of the principal amount allocated to the notes of $96,408 was expensed immediately as additional interest expense. During the nine months ended September 30, 2014, the Company recorded $938 amortization of the debt discount on the notes.

In addition, in no event the Purchaser may convert the shares into common stock if the Purchaser's total number of shares beneficially held at that time would exceed 9.99% of the number of shares of the Company's common stock.

As summary of value changes to the notes for the period ended from April 4, 2014 to September 30, 2014 is as follows:

RM-DC Note	$543,479
MP Note	105,000
Total value principal	648,479
Less: repayment of principal	-
Less: discount related to fair value of the embedded conversion feature	(552,701)
Less: discount related to original issue discount	(68,482)
Add: amortization of discount	134,536
Carrying value at September 30, 2014	$161,832

In connection with the sale of the Debentures, the Company issued 520,000 shares of common stock valued at $46,584 and cash in the amount of $45,500 to its placement agent. The fees have been recorded to deferred financing cost. The deferred financing cost are amortized by the Company through interest expense over the life of the notes. During the nine months ended September 30, 2014, the Company recorded $39,634 amortization of the deferred financing cost.